Fair Value Measurements (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) [Line Items]
Interest earned			$ 198,343
Assets held in trust account			100,339,379	$ 100,154,572
Franchise and income tax obligations paid	$ 138,241	$ 77,310
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Marketable securities held in Trust Account			100,339,379	$ 100,154,572
Transfer amount of fair value		$ 3,250,000
Assets held in trust account	$ 100,203,611		$ 100,339,379